Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
Goodwill consists of the following:

	Title	Corporate and Other	Total
	(In millions)
Balance, December 31, 2015	$2,303	$45	$2,348
Goodwill acquired during the year (1)	48	170	218
Adjustments to prior year acquisitions	(6)	(5)	(11)
Balance, December 31, 2016	$2,345	$210	$2,555
Goodwill acquired during the year (1)	84	104	188
Adjustments to prior year acquisitions	3	—	3
Balance, December 31, 2017	$2,432	$314	$2,746

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(1) See Note B Acquisitions for further discussion of significant goodwill acquired.